Financial Risk Management - Liquidity risk (Details) - Liquidity risk - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management
Non-Derivative Liabilities	$ 862,335,360	$ 939,727,621
SOFR
Financial Risk Management
Interest rate	3.97%	3.41%
Less than 1 month
Financial Risk Management
Non-Derivative Liabilities	$ 3,900,519	$ 5,468,413
1 - 3 months
Financial Risk Management
Non-Derivative Liabilities	17,911,186	32,807,267
3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	91,721,686	110,737,554
1 - 5 years
Financial Risk Management
Non-Derivative Liabilities	455,300,059	413,278,915
5+ years
Financial Risk Management
Non-Derivative Liabilities	293,501,910	377,435,472
Trade payables
Financial Risk Management
Non-Derivative Liabilities	19,479,005	23,522,506
Trade payables | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	19,479,005	23,522,506
Accrued expenses
Financial Risk Management
Non-Derivative Liabilities	5,909,316	3,485,042
Accrued expenses | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	5,909,316	3,485,042
Current accounts due to related parties
Financial Risk Management
Non-Derivative Liabilities	530,030	659,974
Current accounts due to related parties | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	$ 530,030	$ 659,974
Variable interest borrowings
Financial Risk Management
Weighted average effective interest rate	4.86%	4.08%
Non-Derivative Liabilities	$ 679,450,994	$ 638,441,492
Variable interest borrowings | Less than 1 month
Financial Risk Management
Non-Derivative Liabilities	2,541,609	3,138,123
Variable interest borrowings | 1 - 3 months
Financial Risk Management
Non-Derivative Liabilities	15,250,870	28,239,371
Variable interest borrowings | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	53,374,498	62,054,619
Variable interest borrowings | 1 - 5 years
Financial Risk Management
Non-Derivative Liabilities	391,940,693	307,066,226
Variable interest borrowings | 5+ years
Financial Risk Management
Non-Derivative Liabilities	$ 216,343,324	$ 237,943,153
Variable interest for debt financing (Sale and Leaseback Agreements)
Financial Risk Management
Weighted average effective interest rate	9.12%	9.07%
Non-Derivative Liabilities	$ 156,966,015	$ 273,618,607
Variable interest for debt financing (Sale and Leaseback Agreements) | Less than 1 month
Financial Risk Management
Non-Derivative Liabilities	1,358,910	2,330,290
Variable interest for debt financing (Sale and Leaseback Agreements) | 1 - 3 months
Financial Risk Management
Non-Derivative Liabilities	2,660,316	4,567,896
Variable interest for debt financing (Sale and Leaseback Agreements) | 3 - 12 months
Financial Risk Management
Non-Derivative Liabilities	12,428,837	21,015,413
Variable interest for debt financing (Sale and Leaseback Agreements) | 1 - 5 years
Financial Risk Management
Non-Derivative Liabilities	63,359,366	106,212,689
Variable interest for debt financing (Sale and Leaseback Agreements) | 5+ years
Financial Risk Management
Non-Derivative Liabilities	$ 77,158,586	$ 139,492,319